Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	12 Months Ended		14 Months Ended	24 Months Ended	26 Months Ended	36 Months Ended	38 Months Ended	48 Months Ended	50 Months Ended	60 Months Ended	62 Months Ended	72 Months Ended	74 Months Ended	84 Months Ended	86 Months Ended	96 Months Ended	98 Months Ended	108 Months Ended	110 Months Ended	120 Months Ended
	Mar. 31, 2017	May 31, 2016	May 31, 2017	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2018	May 31, 2019	May 31, 2019	May 31, 2020	May 31, 2020	May 31, 2021	May 31, 2021	May 31, 2022	May 31, 2022	May 31, 2023	May 31, 2023	May 31, 2024	May 31, 2024	May 31, 2025	May 31, 2025	May 31, 2026	May 31, 2026
C000213941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6 Shares
Accumulated Value	$ 11,090		$ 11,090			$ 13,290		$ 11,511		$ 12,517		$ 20,813		$ 15,697		$ 13,948		$ 15,411		$ 17,719		$ 30,189
C000213942 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value	10,000		10,000			11,090		13,290		12,517		20,813		15,697		13,940		15,399		17,684		30,114
C000213946 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class A Shares — with sales load
Accumulated Value		$ 9,450			$ 11,213		$ 12,767		$ 11,819		$ 11,845		$ 17,837		$ 14,920		$ 14,275		$ 16,731		$ 18,253		$ 22,912
C000213947 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class C Shares — with sales load
Accumulated Value		10,000			11,780		13,312		12,232		12,167		18,193		15,099		14,340		16,684		18,201		22,847
C000213944 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value		10,000			11,902		13,576		12,609		12,669		19,131		16,043		15,384		18,080		19,772		24,892
C000213945 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6 Shares
Accumulated Value		10,000			11,902		13,576		12,614		12,685		19,159		16,075		15,422		18,131		19,838		24,984
C000213950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6 Shares
Accumulated Value		10,000			11,648		13,858		12,954		14,856		22,338		17,704		16,718		18,983		21,120		26,511
C000213949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Institutional Shares
Accumulated Value		10,000			11,648		13,858		12,954		14,856		22,338		17,705		16,705		18,970		21,016		26,445
Morningstar Diversified Emerging Markets Funds Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Diversified Emerging Markets Funds Category Average
Accumulated Value	10,480.615		10,480.615			11,701.21782		10,712.67436		10,145.54324		15,183.04895		12,191.70438		11,481.97407		13,056.84737		14,335.63761		21,533.04231
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
Accumulated Value	10,521.05		10,521.05			11,997.01023		10,953.80301		10,473.26295		15,814.85538		12,678.97199		11,602.95835		13,040.35952		14,740.42728		22,745.76318
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA Index
Accumulated Value		10,000			11,824.268		12,967.93248		12,156.17233		11,738.79137		16,760.18381		14,680.78132		14,474.51047		16,897.985		19,221.66071		25,520.59509
Morningstar Foreign Large Blend Funds Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Foreign Large Blend Funds Category Average
Accumulated Value		10,000			11,569.434		12,520.62774		11,630.50376		11,298.02371		15,799.58343		13,909.23595		14,067.13916		16,500.82316		18,624.94113		23,166.84721
MSCI Emerging Markets Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Growth Index
Accumulated Value	$ 10,741.326		$ 10,741.326			$ 12,650.21645		$ 11,153.07725		$ 11,984.2726		$ 18,196.66425		$ 13,579.89576		$ 12,147.91477		$ 13,367.37469		$ 15,379.12581		$ 24,017.81762
Morningstar Foreign Large Growth Funds Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar Foreign Large Growth Funds Category Average
Accumulated Value		10,000			11,542.008		12,961.50878		12,298.5639		13,220.0916		18,586.70847		14,787.68191		15,070.31887		17,278.00153		19,123.2679		21,909.43433
MSCI ACWI ex USA Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA Growth Index
Accumulated Value		$ 10,000			$ 11,682.75		$ 13,057.68233		$ 12,366.98186		$ 13,278.66958		$ 18,580.02172		$ 15,066.55448		$ 15,101.40191		$ 17,065.57179		$ 18,911.14683		$ 24,111.61765